Quarterly Financial Information (unaudited) (Tables)	12 Months Ended
Dec. 31, 2017
Quarterly Financial Information (unaudited)
Quarterly Financial Information (unaudited)

	For the	For the	For the	For the
	Three Months Ended	Three Months Ended	Three Months Ended	Three Months Ended
	March 31, 2017	June 30, 2017	September 30, 2017	December 31, 2017
Formation and operating costs	$218,648	$221,808	$2,853,131	$1,298,247
Loss from operations	(218,648)	(221,808)	(2,853,131)	(1,298,247)
Other income:
Interest/dividend income	359,511	602,142	736,128	800,140
Net income/(loss)	$140,863	$380,334	$(2,117,003)	$(498,107)
Per share data:
Basic and diluted net income/(loss) per share	$(0.02)	$(0.02)	$(0.30)	$(0.13)
Basic and diluted weighted average ordinary shares outstanding	9,239,245	9,259,360	9,278,550	9,558,699

	For the	For the	For the	For the
	Three Months Ended	Three Months Ended	Three Months Ended	Three Months Ended
	March 31, 2016	June 30, 2016	September 30, 2016	December 31, 2016
Formation and operating costs	$15,550	$500	$14,492	$178,156
Loss	$(15,550)	$(500)	$(14,492)	$(178,156)
Per share data:
Basic and diluted net loss per share	$(0.00)	$(0.00)	$(0.00)	$(0.02)
Basic and diluted weighted average ordinary shares outstanding	7,500,000	7,500,000	7,500,000	9,184,238

	For the Period from
	December 4, 2015
	(Inception) Through
	December 31, 2015
Formation and operating costs	$25,162
Loss	$(25,162)
Per share data:
Basic and diluted net loss per share	$(0.00)
Basic and diluted weighted average ordinary shares outstanding	7,500,000